Derivative Instruments - Derivative Net Presentation on Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Rate Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	$ (15,948)	$ (8,740)	$ (23,194)
Derivative Liability, Gross Amounts Offset in the Balance Sheets	0	0	0
Net Amounts Presented in our Balance Sheets	(15,948)	(8,740)	(23,194)
Liquefaction Supply Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	13,740	33,636	662
Derivative Asset, Gross Amounts Offset in the Balance Sheets	(546)	(595)	0
Net Amounts Presented in our Balance Sheets	13,194	33,041	662
Liquefaction Supply Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(2,803)	(574)	(320)
Derivative Liability, Gross Amounts Offset in the Balance Sheets	1,709	0	0
Net Amounts Presented in our Balance Sheets	$ (1,094)	(574)	(320)
Interest Rate Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized			11,158
Derivative Asset, Gross Amounts Offset in the Balance Sheets			0
Net Amounts Presented in our Balance Sheets			11,158
Natural Gas Derivative Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized		152	1,079
Derivative Asset, Gross Amounts Offset in the Balance Sheets		(123)	(8)
Net Amounts Presented in our Balance Sheets		$ 29	$ 1,071